Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Operating Results of Reportable Segments
		€ million	€ million	€ million	€ million	€ million	€ million	€ million
	Notes	Personal Care	Home Care	Home and Personal Care	Foods	Refresh- ment	Foods and Refresh- ment(a)	Total

2017
Turnover		20,697	10,574	31,271	12,512	9,932	22,444	53,715

Operating profit		4,103	1,138	5,241	2,275	1,341	3,616	8,857
Non-underlying items	3	272	150	422	196	(75)	121	543
Underlying operating profit		4,375	1,288	5,663	2,471	1,266	3,737	9,400

Share of net profit/(loss) of joint ventures and associates		8	4	12	7	136	143	155
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		488	248	736	321	481	802	1,538
Share-based compensation and other non-cash charges(b)		164	79	243	96	78	174	417
Within non-underlying items:
Impairment and other non-cash charges(c)		80	48	128	76	115	191	319

2016
Turnover		20,172	10,009	30,181	12,524	10,008	22,532	52,713

Operating profit		3,704	949	4,653	2,180	968	3,148	7,801
Non-underlying items	3	329	137	466	214	143	357	823
Underlying operating profit		4,033	1,086	5,119	2,394	1,111	3,505	8,624

Share of net profit/(loss) of joint ventures and associates		(5)	1	(4)	4	127	131	127
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		437	236	673	322	469	791	1,464

Share-based compensation and other non-cash charges(b)		134	86	220	76	59	135	355
Within non-underlying items:
Impairment and other non-cash charges(c)		74	45	119	75	49	124	243

2015
Turnover		20,074	10,159	30,233	12,919	10,120	23,039	53,272

Operating profit		3,637	740	4,377	2,298	840	3,138	7,515
Non-underlying items	3	314	115	429	170	197	367	796
Underlying operating profit		3,951	855	4,806	2,468	1,037	3,505	8,311

Share of net profit/(loss) of joint ventures and associates		(4)	-	(4)	4	107	111	107
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		377	235	612	308	450	758	1,370
Share-based compensation and other non-cash charges(b)		125	76	201	72	57	129	330
Within non-underlying items:
Impairment and other non-cash charges(c)		142	58	200	41	96	137	337

(a)	Foods and Refreshment is expected to be reported together from 2018.
(b)	Other non-cash charges within underlying operating profit includes movements in provisions from underlying activities, excluding movements arising from non-underlying activities.
(c)	Other non-cash charges within non-underlying items includes movements in restructuring provisions, movements in certain legal provisions (in 2017 and 2015), and foreign exchange losses resulting from remeasurement of the Argentinian business (in 2016 and 2015) and Venezuelan business (in 2015).

Summary of Operating Results by Geographical Areas

The home countries of the Unilever Group are the Netherlands and the United Kingdom. Turnover and non-current assets for these two countries combined, for the United States (being the largest country outside the home countries) and for all other countries are:

	€ million	€ million	€ million	€ million
2017	Netherlands/ United Kingdom	United States	Others	Total
Turnover	3,849	8,532	41,334	53,715
Non-current assets(d)	3,781	11,820	23,768	39,369

2016
Turnover	3,819	8,263	40,631	52,713
Non-current assets(d)	4,770	11,696	23,358	39,824

2015
Turnover	4,157	7,956	41,159	53,272
Non-current assets(d)	4,878	9,674	22,336	36,888

(d)	Non-current assets excluding financial assets, deferred tax assets and pension assets for funded schemes in surplus. Non-current assets were reduced in all the geographies as a result of the reclassification of Spreads non-current assets to current assets - assets held for sale (refer to note 22); this was offset in the United States and other geographies by the impact of goodwill and intangible assets from acquisitions.

Summary of Additional Information by Geographies
The analysis of turnover by geographical area is stated on the basis of origin.

	€ million	€ million	€ million	€ million
	Asia/ AMET/RUB (e)	The Americas	Europe	Total
2017
Turnover	23,266	17,525	12,924	53,715

Operating profit	3,802	3,086	1,969	8,857
Non-underlying items	306	(23)	260	543
Underlying operating profit	4,108	3,063	2,229	9,400

Share of net profit/(loss) of joint ventures and associates	12	112	31	155
2016
Turnover	22,445	17,105	13,163	52,713

Operating profit	3,275	2,504	2,022	7,801
Non-underlying items	254	401	168	823
Underlying operating profit	3,529	2,905	2,190	8,624

Share of net profit/(loss) of joint ventures and associates	(2)	108	21	127
2015
Turnover	22,425	17,294	13,553	53,272

Operating profit	3,019	2,273	2,223	7,515
Non-underlying items	181	399	216	796
Underlying operating profit	3,200	2,672	2,439	8,311

Share of net profit/(loss) of joint ventures and associates	(1)	96	12	107

(e)	Refers to Asia, Africa, Middle East, Turkey, Russia, Ukraine and Belarus.